Summary of Significant Accounting Policies - Summary of Common Stock Subject to Redemption (Detail) - USD ($)	3 Months Ended							12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Remeasurement adjustment of Class A common stock to redemption value	$ 92,073	$ 102,198	$ 212,490		$ 299,813	$ 1,003,291	$ 2,240,671	$ 3,799,175	$ 1,785,597
Common Class A [Member]
Temporary Equity [Line Items]
Class A common stock subject to possible redemption	8,593,900	8,501,827	17,912,636	$ 17,700,146	17,444,748	17,144,935	238,626,268	$ 17,700,146	236,385,597	$ 234,600,000
Remeasurement adjustment of Class A common stock to redemption value	$ 92,073	102,198	$ 212,490	$ 255,398	$ 299,813	1,003,291	$ 2,240,671		$ 1,785,597
Redemption of Class A common stock		$ (9,513,007)				$ (222,484,624)